UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05904

ELFUN GOVERNMENT MONEY MARKET FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Elfun Government Money Market Fund

Schedule of Investments	September 30, 2017	(Unaudited)

		Principal Amount	Amortized Cost
Short-Term Investments – 99.5% †
U.S. Treasuries – 31.7%
Cash Management Bills
1.06%	01/02/18	$2,000,000	$1,994,623	(a)
U.S. Treasury Bills
1.02%	11/24/17	1,500,000	1,497,750	(a)
1.03%	11/16/17	3,000,000	2,996,109	(a)
1.04%	12/07/17	3,000,000	2,994,305	(a)
1.05%	12/14/17	2,750,000	2,744,148	(a)
1.06%	11/09/17 - 12/21/17	9,250,000	9,234,420	(a)
1.07%	10/19/17 - 12/28/17	5,000,000	4,991,250	(a)
1.08%	11/30/17	1,000,000	998,233	(a)
1.14%	12/21/17	1,000,000	997,480	(a)
1.18%	10/26/17	250,000	249,798	(a)
1.20%	10/26/17 - 03/22/18	2,750,000	2,742,936	(a)
U.S. Treasury Notes
0.75%	10/31/17	1,000,000	999,737
0.88%	10/15/17	100,000	99,992
U.S. Treasury Notes 0.17% + 3 month Money Market Yield
1.22%	10/31/17	400,000	400,067	(b)
U.S. Treasury Notes 0.27% + 3 month Money Market Yield
1.32%	01/31/18	1,000,000	1,001,050	(b)
			33,941,898
U.S. Government Agency Obligations – 56.5%
Fannie Mae Discount Notes
0.96%	10/02/17	10,000,000	9,999,736	(a)
1.04%	12/01/17 - 12/20/17	1,200,000	1,197,762	(a)
1.05%	10/04/17	800,000	799,931	(a)
1.06%	10/10/17	600,000	599,844	(a)
1.07%	10/02/17 - 10/18/17	3,100,000	3,098,883	(a)
1.08%	10/23/17	1,100,000	1,099,287	(a)
1.15%	01/03/18	200,000	199,410	(a)
Federal Farm Credit Banks 0.04% + 1 month USD LIBOR
1.27%	03/22/18	2,000,000	2,001,769	(b)
Federal Farm Credit Banks 0.09% + 1 month USD LIBOR
1.33%	05/25/18	750,000	751,085	(b)
Federal Farm Credit Banks 1 month USD LIBOR - 0.12%
1.11%	10/03/17	200,000	200,000	(b)
Federal Home Loan Bank Discount Notes
1.01%	10/03/17	2,000,000	1,999,889	(a)
1.05%	10/11/17 - 11/29/17	5,300,000	5,294,227	(a)
1.06%	11/15/17 - 12/06/17	4,000,000	3,993,098	(a)
1.07%	12/07/17 - 12/20/17	2,000,000	1,995,715	(a)
1.10%	01/09/18 - 01/12/18	600,000	598,179	(a)
Federal Home Loan Banks 1 month USD LIBOR - 0.08%
1.16%	12/13/17	1,400,000	1,400,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.12%
1.12%	08/01/18 - 08/17/18	1,600,000	1,600,077	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.13%
1.10%	01/05/18	1,700,000	1,700,000	(b)
1.11%	01/09/18 - 07/25/18	1,600,000	1,600,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.15%
1.09%	01/18/18 - 04/26/18	1,750,000	1,749,976	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.16%
1.07%	10/18/17	500,000	500,000	(b)
1.08%	10/06/17	500,000	500,000	(b)
Federal Home Loan Banks 1 month USD LIBOR - 0.17%
1.07%	01/29/18	1,500,000	1,499,989	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.04%
1.27%	01/08/18	2,000,000	2,001,910	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.19%
1.14%	06/28/18	1,000,000	1,000,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.28%
1.04%	12/13/17	600,000	600,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.29%
1.01%	10/03/17	$300,000	$300,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.32%
0.98%	04/03/18	600,000	600,000	(b)
1.01%	03/28/18	200,000	200,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.35%
0.96%	01/22/18	400,000	400,000	(b)
Federal Home Loan Banks 3 month USD LIBOR - 0.39%
0.93%	01/26/18	1,000,000	1,000,000	(b)
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.15%
1.09%	06/21/18	1,500,000	1,500,000	(b)

		Principal Amount	Amortized Cost
Federal Home Loan Mortgage Corp. 1 month USD LIBOR - 0.16%
1.08%	05/11/18	1,600,000	1,600,000	(b)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.03%
1.27%	01/08/18	250,000	250,148	(b)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.23%
1.07%	07/17/18	2,000,000	1,999,772	(b)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.34%
0.97%	01/11/18	900,000	900,000	(b)
Federal Home Loan Mortgage Corp. 3 month USD LIBOR - 0.35%
0.97%	12/22/17	1,000,000	1,000,000	(b)
Freddie Mac Discount Notes
1.02%	10/25/17	1,000,000	999,333	(a)
1.03%	10/06/17 - 12/01/17	1,225,000	1,224,631	(a)
1.05%	12/11/17	500,000	498,984	(a)
			60,453,635
Repurchase Agreements – 11.3%
BNP Paribas S.A. U.S. Treasury Repo 1.02% dated 09/29/17, to be repurchased at $5,000,283 on 10/02/17 collateralized by $5,100,071 U.S. Treasury Bond, 2.50%, maturing on 05/15/46.
10/02/17		5,000,000	5,000,000
Citigroup Global Markets, Inc. U.S. Treasury Repo 1.06% dated 09/29/17, to be repurchased at $5,000,294 on 10/02/17 collateralized by $5,100,071 U.S. Treasury Note, 0.88%, maturing on 07/15/18.
10/02/17		5,000,000	5,000,000

Merrill Lynch, Pierce, Fenner & Smith, Inc. U.S. Treasury Repo 1.05% dated 09/29/17, to be repurchased at $2,145,125 on 10/02/17 collateralized by $2,187,950 U.S. Treasury Note, 1.63%, maturing on 05/31/23.

10/02/17		2,145,000	2,145,000
			12,145,000
Total Short-Term Investments (Cost $106,540,533)			106,540,533
Other Assets and Liabilities, net – 0.5%			528,994

NET ASSETS – 100.0%			$107,069,527

Elfun Government Money Market Fund

Schedule of Investments	September 30, 2017	(Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017.
†	Percentages are based on net assets as of September 30, 2017.

Abbreviations:

LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy at September 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Government Money Market Fund	Investments in Securities
	U.S. Treasuries	$—	$33,941,898	$—	$33,941,898
	U.S. Government Agency Obligations	—	60,453,635	—	60,453,635
	Repurchase Agreements	—	12,145,000	—	12,145,000

	Total Investments in Securities	$—	$106,540,533	$—	$106,540,533

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

The Fund’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Fund’s investments. The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the period ended September 30, 2017.

INCOME TAXES

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Government Money Market Fund	$106,540,533	$—	$—	$—

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Government Money Market Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2017